January 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock Funds III
• BlackRock LifePath® ESG Index 2050 Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
January 31, 2025
BlackRock LifePath® ESG Index 2050 Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies(a)
Equity Funds — 94.9%
iShares Developed Real Estate Index Fund, Class K	49,087	$ 394,166
iShares ESG Aware MSCI EAFE ETF(b)	20,511	1,631,035
iShares ESG Aware MSCI EM ETF	21,757	746,700
iShares ESG Aware MSCI USA ETF(b)	36,614	4,842,568
iShares ESG Aware MSCI USA Small-Cap ETF	13,432	584,829
iShares MSCI Canada ETF(b)	5,223	215,292
iShares MSCI EAFE Small-Cap ETF(b)	4,180	261,501
iShares MSCI Emerging Markets Small-Cap ETF	2,153	121,817
		8,797,908
Fixed-Income Funds — 5.0%
iShares ESG Aware U.S. Aggregate Bond ETF(b)	7,213	337,063
iShares TIPS Bond ETF	1,187	128,208
		465,271
Money Market Funds — 29.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.54%(c)(d)	2,682,334	2,683,675
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(c)	30,478	30,478
		2,714,153
Total Investments — 129.2% (Cost: $10,144,158)		11,977,332
Liabilities in Excess of Other Assets — (29.2)%		(2,709,983)
Net Assets — 100.0%		$ 9,267,349

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 2,062,270	$ 621,598 (a)	$ —	$ (173)	$ (20)	$ 2,683,675	2,682,334	$ 1,763 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	17,382	13,096 (a)	—	—	—	30,478	30,478	362	—
iShares Developed Real Estate Index Fund, Class K	345,941	82,219	(21,461)	(4,413)	(8,120)	394,166	49,087	—	—
iShares ESG Aware MSCI EAFE ETF	1,427,686	341,292	(131,507)	(4,653)	(1,783)	1,631,035	20,511	21,761	—
iShares ESG Aware MSCI EM ETF	630,834	175,901	(40,121)	(2,261)	(17,653)	746,700	21,757	12,024	—
iShares ESG Aware MSCI USA ETF	4,200,729	837,307	(438,032)	(2,874)	245,438	4,842,568	36,614	15,723	—
iShares ESG Aware MSCI USA Small-Cap ETF	491,544	121,917	(51,474)	103	22,739	584,829	13,432	2,393	—
iShares ESG Aware U.S. Aggregate Bond ETF	279,094	79,483	(18,101)	(2,859)	(554)	337,063	7,213	2,883	—
iShares MSCI Canada ETF	175,197	49,342	(10,920)	(592)	2,265	215,292	5,223	2,765	—
iShares MSCI EAFE Small-Cap ETF	228,773	51,196	(13,962)	(855)	(3,651)	261,501	4,180	5,230	—
iShares MSCI Emerging Markets Small-Cap ETF	108,705	30,298	(6,916)	(561)	(9,709)	121,817	2,153	2,619	—
iShares TIPS Bond ETF	106,360	29,211	(7,032)	(973)	642	128,208	1,187	460	—
				$ (20,111)	$ 229,594	$ 11,977,332		$ 67,983	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock LifePath® ESG Index 2050 Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 8,797,908	$ —	$ —	$ 8,797,908
Fixed-Income Funds	465,271	—	—	465,271
Money Market Funds	2,714,153	—	—	2,714,153
	$11,977,332	$—	$—	$11,977,332

Portfolio Abbreviation
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
Schedule of Investments